Fees Summary	Oct. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,714,000
Previously Paid Amount	0.00
Total Fee Amount	374.80
Total Offset Amount	0.00
Net Fee	374.80
Narrative - Max Aggregate Offering Price	$ 2,714,000
Final Prospectus	true